Income Taxes (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Successor	Predecessor	Predecessor	Successor	Predecessor
Net operating loss carry forwards, federal	$ 27,515,427	$ 27,515,427						$ 27,515,427
Net operating loss carry forwards, state	20,567,703	20,567,703						20,567,703
Valuation allowance
Change in valuation allowance		$ 558,581
Effective tax rate		90.80%			9.44%	0.00%
Effective tax rate due to adjustment					9.44%
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]				Predecessor		Predecessor	Predecessor		Predecessor
Net operating loss carry forwards, federal							$ 27,385,445		$ 20,446,200
Net operating loss carry forwards, state							20,458,902		14,644,000
Valuation allowance							2,673,627		2,244,084
Valuation allowance							14,853,648		12,180,021
Change in valuation allowance							$ (2,673,627)		$ (2,244,084)
Effective tax rate							(0.00%)		0.00%